Unaudited Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Net income	$ 54,853	$ 10,309	$ 66,596	$ 140,395
Other comprehensive income (loss):
Unrealized gain (loss) on qualifying cash flow hedging instruments, net of tax (note 10)	2,517	(4,829)	(15,689)	(5,474)
Realized loss on qualifying cash flow hedging instruments	868	585	2,591	1,538
Other comprehensive income (loss)	3,385	(4,244)	(13,098)	(3,936)
Comprehensive income	58,238	6,065	53,498	136,459
Non-controlling interest in comprehensive income	4,999	2,811	7,954	11,736
General and limited partners' interest in comprehensive income	$ 53,239	$ 3,254	$ 45,544	$ 124,723